Property and Equipment - Schedule of Property, Plant and Equipment (Detail) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Accumulated depreciation	$ (1,232,179)	$ (1,008,712)	$ (307,367)
Total Property and Equipment, net	7,647,784	5,577,680	4,243,739
Structures and displays
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	8,547,356	6,261,516	4,548,473
Vehicles, Tools and Equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	149,803	149,803
Office Furniture and Equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 182,804	$ 175,073	$ 2,633